Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	SCHRODER GLOBAL SERIES TRUST
Central Index Key	0001236572
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Mar. 01, 2014
Prospectus Date	Mar. 01, 2014
NORTH AMERICAN EQUITY FUND | NORTH AMERICAN EQUITY FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	SNAEX
NORTH AMERICAN EQUITY FUND | NORTH AMERICAN EQUITY FUND - ADVISOR CLASS
Risk/Return:
Trading Symbol	SNAVX
Schroder Global Multi-Cap Equity Fund | Schroder Global Multi-Cap Equity Fund-Institutional Class
Risk/Return:
Trading Symbol	SQQIX
Schroder Global Multi-Cap Equity Fund | Schroder Global Multi-Cap Equity Fund-Institutional Service Shares
Risk/Return:
Trading Symbol	SQQJX